LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of future minimum rental payments for operating leases

Future minimum lease commitments as of December 31, 2015 under all noncancelable operating leases with initial terms of one year or more are shown in the following table:

Year	Lease payments
(dollars in thousands)
2016	$358
2017	320
2018	294
2019	291
2020	295
Thereafter	3,187
Total	$4,745